Stock Options and Warrants (Details 1) - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Stock Options and Warrants (Details) - Schedule of options outstanding and exercisable [Line Items]
Options Outstanding, Weighted-Average Exercise Price (in Dollars per share)	$ 8.40	$ 11.025	$ 10,924.00
Options Exercisable, Number Exercisable	381,293
Options Exercisable, Weighted Average Exercise Price (in Dollars per share)	$ 10.68
Equity Option [Member]
Stock Options and Warrants (Details) - Schedule of options outstanding and exercisable [Line Items]
Options Outstanding, Number Outstanding	676,304
Options Exercisable, Number Exercisable	381,293
Equity Option [Member] | ExercisePriceTwoMember
Stock Options and Warrants (Details) - Schedule of options outstanding and exercisable [Line Items]
Options Outstanding, Exercise Prices	6.25
Options Outstanding, Number Outstanding	192,936
Warrants/Options Outstanding, Weighted - Average Remaining Contractual Life (years)	4 years 58 days
Options Outstanding, Weighted-Average Exercise Price (in Dollars per share)	$ 6.25
Options Exercisable, Number Exercisable	20,435
Options Exercisable, Weighted Average Exercise Price (in Dollars per share)	$ 6.25
Equity Option [Member] | ExercisePricesThreeMember
Stock Options and Warrants (Details) - Schedule of options outstanding and exercisable [Line Items]
Options Outstanding, Number Outstanding	29,870
Warrants/Options Outstanding, Weighted - Average Remaining Contractual Life (years)	3 years 109 days
Options Outstanding, Weighted-Average Exercise Price (in Dollars per share)	$ 8.425
Options Exercisable, Number Exercisable	29,870
Options Exercisable, Weighted Average Exercise Price (in Dollars per share)	$ 8.43
Equity Option [Member] | ExercisePricesThreeMember | Minimum [Member]
Stock Options and Warrants (Details) - Schedule of options outstanding and exercisable [Line Items]
Options Outstanding, Exercise Prices	7.50
Equity Option [Member] | ExercisePricesThreeMember | Maximum [Member]
Stock Options and Warrants (Details) - Schedule of options outstanding and exercisable [Line Items]
Options Outstanding, Exercise Prices	10.00
Equity Option [Member] | ExercisePricesFourMember
Stock Options and Warrants (Details) - Schedule of options outstanding and exercisable [Line Items]
Options Outstanding, Exercise Prices	12.00
Options Outstanding, Number Outstanding	6,000
Warrants/Options Outstanding, Weighted - Average Remaining Contractual Life (years)	2 years 178 days
Options Outstanding, Weighted-Average Exercise Price (in Dollars per share)	$ 12.00
Options Exercisable, Number Exercisable	6,000
Options Exercisable, Weighted Average Exercise Price (in Dollars per share)	$ 12.00
Equity Option [Member] | ExercisePricesFiveMember
Stock Options and Warrants (Details) - Schedule of options outstanding and exercisable [Line Items]
Options Outstanding, Exercise Prices	16.00
Options Outstanding, Number Outstanding	192,968
Warrants/Options Outstanding, Weighted - Average Remaining Contractual Life (years)	3 years 105 days
Options Outstanding, Weighted-Average Exercise Price (in Dollars per share)	$ 16.00
Options Exercisable, Number Exercisable	192,968
Options Exercisable, Weighted Average Exercise Price (in Dollars per share)	$ 16.00
Equity Option [Member] | ExercisePriceOneMember
Stock Options and Warrants (Details) - Schedule of options outstanding and exercisable [Line Items]
Options Outstanding, Number Outstanding	254,531
Warrants/Options Outstanding, Weighted - Average Remaining Contractual Life (years)	3 years 127 days
Options Outstanding, Weighted-Average Exercise Price (in Dollars per share)	$ 4.175
Options Exercisable, Number Exercisable	132,021
Options Exercisable, Weighted Average Exercise Price (in Dollars per share)	$ 4.03
Equity Option [Member] | ExercisePriceOneMember | Minimum [Member]
Stock Options and Warrants (Details) - Schedule of options outstanding and exercisable [Line Items]
Options Outstanding, Exercise Prices	2.50
Equity Option [Member] | ExercisePriceOneMember | Maximum [Member]
Stock Options and Warrants (Details) - Schedule of options outstanding and exercisable [Line Items]
Options Outstanding, Exercise Prices	6.25